Accounts Payable And Accrued Expenses - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities Current [Abstract]
Accounts payable	$ 4,698,780	$ 783,055
Legal fees	$ 4,408,079	$ 752,885